ARK 21Shares Active-On Chain Bitcoin Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 84.2%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF(a)(b)	31,753	$1,936,159
TOTAL EXCHANGE TRADED FUNDS (Cost $1,572,622)		1,936,159

SHORT-TERM INVESTMENTS - 15.8%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.41%(c)	11,329	11,329

U.S. Treasury Bills - 15.3%	Par
4.43%, 01/30/2025(d)	$353,000	351,749

TOTAL SHORT-TERM INVESTMENTS (Cost $363,078)		363,078

TOTAL INVESTMENTS - 100.0% (Cost $1,935,700)		$2,299,237
Liabilities in Excess of Other Assets - (0.0%)(e)		(618)
TOTAL NET ASSETS - 100.0%		$2,298,619

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

ARK 21Shares Active On-Chain Bitcoin Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,936,159	$-	$-	$1,936,159
Money Market Funds	11,329	-	-	11,329
U.S. Treasury Bills	-	351,749	-	351,749
Total Investments	$1,947,488	$351,749	$-	$2,299,237

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions With Affiliates

ARK 21Shares Active-On Chain Bitcoin Strategy ETF transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. ARK 21Shares Active-On Chain Bitcoin ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended December 31, 2024:

ARK 21Shares Active Bitcoin Futures Strategy ETF
Value, Beginning of Period	$1,034,110
Purchases	502,796
Proceeds from Sales	(239,801)
Net Realized Gains (Losses)	(24,656)
Change in Unrealized Appreciation (Depreciation)	663,710
Value, End of Period	$1,936,159
Dividend Income	$58,704

ARK 21Shares Active Bitcoin Futures Strategy ETF
Shares, Beginning of Period	23,729
Number of Shares Purchased	11,864
Number of Shares Sold	(3,840)
Shares, End of Period	31,753

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